Summary of Pension Plan Assets by Type of Asset (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
DisclosureEmployeeBenefitsLineItems [Line Items]
Quoted prices in active markets	$ 5,539
Unquoted prices	5,028
Total fair value	$ 10,567	$ 11,575
%	100.00%	100.00%
Receivables [member]
DisclosureEmployeeBenefitsLineItems [Line Items]
Quoted prices in active markets	$ (0)
Unquoted prices	846
Total fair value	$ 846	$ 847
%	8.00%	8.00%
Platforms [Member]
DisclosureEmployeeBenefitsLineItems [Line Items]
Quoted prices in active markets	$ 3,820
Unquoted prices	3,044
Total fair value	$ 6,864	$ 7,186
%	67.00%	62.00%
Government bonds [member]
DisclosureEmployeeBenefitsLineItems [Line Items]
Quoted prices in active markets	$ 3,771
Unquoted prices	751
Total fair value	4,522	$ 4,824
Depreciation Amortization And Depletion Of Property Plant And Equipment
DisclosureEmployeeBenefitsLineItems [Line Items]
Unquoted prices	860
Total fair value	860	1,500
Assets or disposal groups classified as held for sale, Others
DisclosureEmployeeBenefitsLineItems [Line Items]
Quoted prices in active markets	49
Unquoted prices	1,433
Total fair value	1,482	862
Petrobras Production Portion
DisclosureEmployeeBenefitsLineItems [Line Items]
Quoted prices in active markets	1,686
Unquoted prices	232
Total fair value	$ 1,918	$ 2,514
%	16.00%	21.00%
Foreign Market [member]
DisclosureEmployeeBenefitsLineItems [Line Items]
Quoted prices in active markets	$ 1,686
Total fair value	1,686	$ 2,377
Assets Of Disposal Group Classified As Held For Sale
DisclosureEmployeeBenefitsLineItems [Line Items]
Unquoted prices	232
Total fair value	232	137
Capital Expenditures and Financing Activities not Involving Cash [abstract]
DisclosureEmployeeBenefitsLineItems [Line Items]
Quoted prices in active markets	33
Unquoted prices	151
Total fair value	$ 184	$ 113
%	2.00%	1.00%
Guarantees Given As Collateral
DisclosureEmployeeBenefitsLineItems [Line Items]
Unquoted prices	$ 475
Total fair value	$ 475	$ 563
%	4.00%	5.00%
Oil And Natural Gas Liquids [member]
DisclosureEmployeeBenefitsLineItems [Line Items]
Unquoted prices	$ 280
Total fair value	$ 280	$ 352
%	3.00%	3.00%